Income taxes - Summary of NOLs by Country of Origin (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 237,993
Brazil
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	118,308
Argentina
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,098
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	74,033
Mexico
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,816
Peru
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 4,738